FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 30, 2020
Assets:
Cash held in the Trust Account		$ 925,923
Marketable securities held in Trust Account	$ 500,157,359	500,098,582
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	45,280,001	47,506,670	$ 37,573,340
Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	30,000,001	31,666,670
Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	15,280,000	15,840,000
Level 1
Assets:
Marketable securities held in Trust Account	500,157,359	500,098,582
Level 1 | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 30,000,001	$ 31,666,670
Exercise price of warrants	$ 1.80	$ 1.90
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		$ 31,666,670
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 15,280,000	15,840,000
Level 3 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		$ 15,840,000